Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer and Communication Equipment [Member] | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Computer and Communication Equipment [Member] | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Furniture and Other Equipment [Member] | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Furniture and Other Equipment [Member] | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	Over the lesser of the lease term or 10 years
Leasehold Improvements [Member] | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	1 year
Leasehold Improvements [Member] | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years